Organization and Significant Accounting Policies - Additional Information (Detail)		3 Months Ended	12 Months Ended
	Jul. 14, 2014 USD ($) shares	Mar. 31, 2016 USD ($) Office shares	Dec. 31, 2015 USD ($) Office shares	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of shares issued | shares	4,232,000	5,265,950	5,259,321		4,232,000
Gross offering proceeds from issuance of shares	$ 42,300,000
Total consolidated assets		$ 523,067,000	$ 507,265,000		$ 229,820,000
Total deposits		415,200,000	399,111,000		163,924,000
Total stockholders' equity		$ 71,936,000	$ 71,394,000	$ 61,430,000	$ 61,626,000	$ 26,552,000
Shares acquired by ESOP on conversion | shares	338,560	315,989	315,989		327,275
Number of banking offices | Office		12	11
Retained income in the final prospectus	$ 26,600,000	$ 22,000,000	$ 21,846,000		$ 24,091,000
Cash and cash equivalents maturity description			Ninety days or less
Cash reserve requirements			$ 6,348,000		$ 1,883,000
Number of days loan past due for non accrual of interest status			90 days
Number of days loan past due for non accrual of interest status, loans			90 days
Minimum period, loans returned to accrual status			6 months
Uncertain tax position, recognition threshold percentage			50.00%
Building and Improvements [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Estimated useful lives for building and improvements			40 years
Consumer Loans [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of days loan past due for non accrual of interest status, loans			120 days
Residential Mortgage [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of days loan past due for non accrual of interest status, loans			180 days
Minimum [Member] | Furniture and equipment [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Estimated useful lives for building and improvements			3 years
Maximum [Member] | Furniture and equipment [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Estimated useful lives for building and improvements			10 years
Core Deposits Intangibles [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Intangibles amortized period			10 years